Interest-Bearing Bank and Other Borrowings - Schedule of Weighted Average Interest Rate for the Outstanding Short-Term Bank Loans (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Analyzed into:
Interest-Bearing Bank and Other Borrowings Total	¥ 1,979,719	$ 283,096	¥ 1,668,497
Within one year [Member]
Analyzed into:
Interest-Bearing Bank and Other Borrowings Total	1,222,481	174,812	779,062
In the second year [Member]
Analyzed into:
Interest-Bearing Bank and Other Borrowings Total	160,201	22,908	242,473
In the third to fifth years, inclusive [Member]
Analyzed into:
Interest-Bearing Bank and Other Borrowings Total	140,100	20,034	159,355
Beyond five years [Member]
Analyzed into:
Interest-Bearing Bank and Other Borrowings Total	¥ 456,937	$ 65,342	¥ 487,607